Notes to the Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	₱ 307,446	₱ 296,854
Cash flows	(18,143)	(39,182)
Foreign exchange movement	1,698	(319)
Others	49,151	50,093
Ending balance	340,152	307,446
Interest-bearing financial liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	254,798	249,580
Cash flows	24,722	5,175
Foreign exchange movement	1,698	(319)
Others	368	362
Ending balance	281,586	254,798
Lease liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	47,546	42,435
Cash flows	(12,079)	(10,707)
Others	18,571	15,818
Ending balance	54,038	47,546
Derivative Financial Labilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,033	1,150
Cash flows	704	(607)
Others	(1,640)	490
Ending balance	97	1,033
Accrued interests and other related costs [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	2,157	1,868
Cash flows	(10,740)	(9,715)
Others	11,009	10,004
Ending balance	2,426	2,157
Dividends Payable [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,912	1,821
Cash flows	(20,750)	(23,328)
Others	20,843	23,419
Ending balance	₱ 2,005	₱ 1,912